Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories, net
Inventories consist of the following:

	As of December 31,
	2022	2023
	(in thousands)
Finished goods	34,577	36,224
Work in process	10,399	9,756
Raw materials	34,184	20,686

Inventories	79,160	66,666
Less: inventory provision	(1,378)	(24,899)

Total	77,782	41,767